Financial Instruments and Fair Value Measurements - Summary of Financial Instruments and Fair Value Measurements (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	$ 12,822,394	$ 13,311,987
Recurring fair value measurement [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	896,916	332,310
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	880,035	321,374
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	16,881	10,936
Recurring fair value measurement [member] | Money market funds [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	876,126	315,808
Recurring fair value measurement [member] | Money market funds [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	876,126	315,808
Recurring fair value measurement [member] | Marketable Securities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	3,909	5,566
Recurring fair value measurement [member] | Marketable Securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	3,909	5,566
Recurring fair value measurement [member] | Trade receivables [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	16,881	10,936
Recurring fair value measurement [member] | Trade receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Assets	$ 16,881	$ 10,936